Warrant Liabilities - Schedule of Warrant liabilities Fair value at Initial Measurement (Details) - Warrant [Member] - USD ($) $ / shares in Units, $ in Millions		1 Months Ended	2 Months Ended	5 Months Ended	11 Months Ended	12 Months Ended
		Jun. 30, 2024	Dec. 31, 2023	Jun. 06, 2024	Dec. 31, 2024	Dec. 31, 2024
Jun 6, 2024 [Member]
Fair Value, Liabilities Measured on Recurring Basis, Unobservable Input Reconciliation [Line Items]
Warrant liabilities, Warrant outstanding (in Shares)		699,838	[1]	699,838		699,838
Warrant liabilities, Fair value per share (in Dollars per share)		$ 4.814	$ 4.5	$ 7.1043		$ 7.1043
Warrant liabilities, Fair value		$ 3,369,366	$ 3,235,357	$ 4,971,869		$ 4,971,869
Loss (gain) on change of fair value of warrant liabilities			$ 1,736,512	$ (1,602,503)
Warrant liabilities, Warrant outstanding (in Shares)			699,838	699,838
Warrant liabilities, Fair value per share (in Dollars per share)			$ 7.1043	$ 4.814
Warrant liabilities, Fair value			$ 4,971,869	$ 3,369,366
Warrant outstanding,At reporting date (in Shares)		(699,838)
Fair value per share,At reporting date (in Dollars per share)		$ 4.814
Fair value,At reporting date		$ (3,369,366)
July 9, 2024 [Member]
Fair Value, Liabilities Measured on Recurring Basis, Unobservable Input Reconciliation [Line Items]
Warrant liabilities, Warrant outstanding (in Shares)	[1]
Warrant liabilities, Fair value per share (in Dollars per share)					$ 8.12
Warrant liabilities, Fair value					$ 11,367,911
Loss (gain) on change of fair value of warrant liabilities					$ (5,036,413)
Warrant outstanding,De-recognition due to cashless exercise (in Shares)					(1,399,675)
Fair value per share,De-recognition due to cashless exercise (in Dollars per share)					$ 4.52
Fair value,De-recognition due to cashless exercise					$ (6,331,498)
Warrant liabilities, Warrant outstanding (in Shares)
Warrant liabilities, Fair value per share (in Dollars per share)
Warrant liabilities, Fair value					$ 0	$ 0

[1]	All shares and per share data have been retroactively restated to reflect reverse stock split effected on April 12, 2024 onwards